Reconciliation of Differences between Bermuda Statutory Income Tax Rate and Effective Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Line Items]
Bermuda tax rate	0.00%	0.00%	0.00%
Foreign tax rate	3.65%	1.53%	0.92%
Tax uncertainties	1.97%	(11.74%)	2.56%
Total income tax rate differential	5.62%	(10.21%)	3.48%